Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary Shares		Additional paid-in capital	Accumulated deficit	Non-controlling interest	Total
Balance at Jun. 30, 2019		$ 100		$ 256	$ (1,838,877)		$ (1,838,521)
Balance (in Shares) at Jun. 30, 2019	[1]	10,000,000
Share-based compensations
Net loss					(812,371)		(812,371)
Balance at Jun. 30, 2020		$ 100		256	(2,651,248)		(2,650,892)
Balance (in Shares) at Jun. 30, 2020	[1]	10,000,000
Share-based compensations
Net loss					(1,346,745)		(1,346,745)
Balance at Jun. 30, 2021		$ 100		256	(3,997,993)		(3,997,637)
Balance (in Shares) at Jun. 30, 2021	[1]	10,000,000
Issuance of shares upon initial public offering and over allotment, net		$ 26		22,200,060			22,200,086
Issuance of shares upon initial public offering and over allotment, net (in Shares)	[1]	2,625,000
Issuance of warrants				301,085			301,085
Issuance of shares upon conversion of convertible bonds		$ 3		3,249,997			3,250,000
Issuance of shares upon conversion of convertible bonds (in Shares)	[1]	342,105
Share-based compensations				2,757,907			2,757,907
Capital contribution from NCI of subsidiary	[1]					164,000	164,000
Exercise of warrants		$ 1		(1)
Exercise of warrants (in Shares)		45,761	[1]				45,761
Net loss					(7,445,943)	(148,612)	$ (7,594,555)
Balance at Jun. 30, 2022		$ 130		$ 28,509,304	$ (11,443,936)	$ 15,388	$ 17,080,886
Balance (in Shares) at Jun. 30, 2022	[1]	13,012,866

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021